COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Total obligation of purchasing parts under contractual agreements, minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Twelve Months Ended March 31,
2016	$2,052,000
2017	$127,000
2018	$84,000
2019	$87,000
2020	$66,000
$2,416,000

Total obligation of purchasing parts under contractual agreements, minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Year Ending December 31,
2015	$2,069,000
2016	217,000
2017	84,000
2018	87,000
2019	66,000
$2,523,000